Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Cash and cash equivalents [abstract]
Cash on hand and in banks		$ 20,211,875		$ 27,502,675
Highly liquid investments		19,777,906		33,118,956
Cash and cash equivalents	$ 2,004,631	$ 39,989,781	$ 3,038,876	$ 60,621,631	$ 81,912,409	$ 97,851,754